Share-Based Compensation (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 29, 2016	Feb. 29, 2016	Oct. 31, 2016	Oct. 31, 2015	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation			$ 278,000	$ 672,000	$ 1,902,000	$ 2,382,000
Weighted Average Exercise Price Granted			$ 1.02		$ 1.07
Selling, General and Administrative, and Research and Development [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued					850,000
Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation					$ 950,000
Mr. Elliott [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted during period					2 years
Shares granted					150,000
Mr. Lambert [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted during period					5 years
Shares granted					200,000
Option granted percentage					33.00%
Mr. Pfanzelter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted during period					5 years
Shares granted					200,000
Mr. Pfanzelter [Member] | October 31, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted percentage					33.00%
Messrs. Cohee, Lee, Otis and Dr. Theno [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted during period					5 years
Shares granted					100,000
Messrs. Cohee, Lee, Otis and Dr. Theno [Member] | January 31, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option granted percentage					34.00%
2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares increase under the plan	4,000,000	4,000,000
Contractual life vesting periods	10 years	10 years
Number of shares available for issuance under the plan			1,900,000		2,000,000
Key Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued					772,500
Third-Party Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued					50,000
Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested					(2,075,000)	(1,715,000)
Shares outstanding					1,285,000	3,210,000	4,825,000
Shares expected to vest			250,000		250,000
Unrecognized non-cash compensation costs			$ 94,000		$ 145,000
Unrecognized non-cash compensation costs, weighted average period			6 months 11 days		9 months 11 days
Shares forfeited					1,122,500
Share-based compensation			$ 52,000	$ 656,000	$ 1,544,000	$ 2,319,000
Shares granted					1,272,500	600,000
Restricted Stock Units RSU [Member] | Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued					200,000
Expiration date					Jul. 31, 2018
Restricted Stock Units RSU [Member] | Third-Party Consultant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested					300,000
Number of shares canceled					150,000
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested					12,500
Share-based compensation					$ 358,000	$ 63,000
Weighted-average contractual term of options outstanding					3 years 29 days
Stock options were exercisable			1,415,135		957,801
Exercise price			$ 1.91		$ 2.29
Weighted Average Exercise Price Granted					$ 0.47
Aggregate intrinsic value			$ 93,000		$ 46,000
Weighted average remaining contractual term			3 years 15 days		3 years 2 months 19 days
Unrecognized compensation cost of unvested stock option grants			$ 280,000		$ 430,000
Weighted average period over grants are expected to vest			5 months 9 days		6 months 29 days